Full Version

Supplement Dated September 16, 2013
To The Summary Prospectus Dated April 29, 2013

Supplement Dated September 16, 2013
To The Prospectus Dated April 29, 2013

JNL® Variable Fund LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that effective September 16, 2013, the following fund mergers will occur:

Acquired Fund (Investment Company)	Acquiring Fund (Investment Company)
JNL/Mellon Capital S&P® 10 Fund (JNLVF)	JNL/Mellon Capital S&P® 24 Fund (JNLVF)
JNL/Mellon Capital Select Small-Cap Fund (JNLVF)	JNL/Mellon Capital Small Cap Index Fund (JNLST)
JNL/Mellon Capital VIP (JNLVF)	JNL/Mellon Capital S&P 500 Index Fund (JNLST)
JNL/Mellon Capital DowSM Dividend Fund (JNLVF)	JNL/S&P Dividend Income & Growth Fund (JNLST)

As a result of the above mergers, please remove all references to the following funds:

JNL/Mellon Capital S&P® 10 Fund
JNL/Mellon Capital DowSM Dividend Fund
JNL/Mellon Capital Select Small-Cap Fund
JNL/Mellon Capital VIP Fund

In the summary prospectus for the JNL/Mellon Capital JNL 5 Fund, in the section entitled “Principal Investment Strategies,” please delete the second paragraph following the bullets in its entirety and replace it with the following:

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund or strategy described in the statutory prospectus.  Securities held by the foregoing strategies may not correspond exactly to the similarly named Fund.

In the prospectus for the JNL/Mellon Capital JNL 5 Fund, in the section entitled “Principal Investment Strategies,” please delete the first two paragraphs, including the bullets, in its entirety and replace with the following:

Principal Investment Strategies.  The JNL 5 Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

•    20% in the DowSM 10 Strategy, a dividend yielding strategy;
•    20% in the S&P® 10 Strategy, a blended valuation-momentum strategy*;
•    20% in the Global 15 Strategy, a dividend yielding strategy;
•    20% in the 25 Strategy, a dividend yielding strategy; and
•    20% in the Select Small-Cap Strategy, a small capitalization strategy*.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.  Securities held by the foregoing strategies may not correspond exactly to the similarly named Fund.

* The principal investment strategy for the S&P® 10 Strategy and Select Small-Cap Strategy are described below. There are no corresponding Funds using these strategies.

In the prospectus for the JNL/Mellon Capital JNL 5 Fund, in the section entitled “Principal Investment Strategies,” please add the following at the end of the section:

The S&P® 10 Strategy

Principal Investment Strategies.  The S&P 10 Strategy seeks to achieve its objective by investing approximately equal amounts in the common stocks of ten companies selected from a pre-screened subset of the stocks listed in the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index®”).

The S&P 10 Strategy is determined as follows:

•	The Sub-Adviser ranks the companies in the S&P® 500 Index by market capitalization;
•	The Sub-Adviser selects half of the companies in the S&P 500 Index with the largest market capitalization;
•	From the selected companies, the Sub-Adviser selects the half with the lowest price to sales ratio;
•	From the selected companies, the Sub-Adviser selects the ten common stocks with the greatest one-year price appreciation; and
•	The Sub-Adviser allocates approximately equal amounts of the S&P 10 Strategy to the selected ten companies.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500 Index, will be removed from the universe of securities from which the S&P 10 Fund stocks are selected.

The Select Small-Cap Strategy

Principal Investment Strategies.  Under normal circumstances, the Select Small-Cap Strategy seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 100 small capitalization (“small cap”) companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange (“NYSE”), or The Nasdaq Stock Market (“Nasdaq”) on each Stock Selection Date.  The population of securities from which the Strategy’s stocks are selected is limited to stocks within a specific market capitalization range and minimum average daily trading volume requirements.  The Sub-Adviser will adjust these requirements on each Stock Selection Date based on the total return of the Russell 2000 benchmark for the applicable period.

Companies, which as of the Stock Selection Date, will be removed from the NYSE and the Nasdaq Stock Market will also be removed from the universe of securities from which the Select-Small-Cap Strategy stocks are selected.

The Select Small-Cap Strategy consists of a portfolio of 100 companies selected through the following process on each Stock Selection Date:

•
The Sub-Adviser selects all U.S. traded common stocks which trade on the NYSE or Nasdaq (excluding American Depository Receipts, mineral and oil royalty trusts, limited partnerships, limited liability companies, or other companies that share similar tax structures and treatments);

•
From those companies, the Sub-Adviser then selects only those companies which have a market capitalization within the applicable range and also meet the average daily dollar trading volume requirement;

•	From the remaining companies, the Sub-Adviser selects only the stocks of companies with positive three-year sales growth;
•	Next, from the remaining companies, the Sub-Adviser selects only the stocks of companies whose most recent annual earnings are positive;
•	The Sub-Adviser then eliminates any stock the price of which has appreciated by more than 75% in the last 12 months;
•	From the remaining list, the Sub-Adviser selects the 100 companies with the greatest price appreciation in the last 12 months (highest to lowest); and
•	The Select Small-Cap Fund purchases the selected 100 companies, allocating its assets among them in proportion to the relative market capitalization of each company.

In each of the above steps, monthly and rolling quarterly data are used in place of annual figures where possible.

In the section entitled "Financial Highlights", please delete the second paragraph and the Financial Highlights in its entirety and replace it with the following:

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.  The information as of June 30, 2013 (semi-annual report) has not been audited.

JNL Variable Fund LLC (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
	Net Asset	Net	Net Realized				Net Realized	Net Asset		Net Assets,			Net Investment
	Value,	Investment	& Unrealized	Total from	Net		Gains on	Value,		End of		Net Expenses	Income (Loss)
Period	Beginning	Income	Gains	Investment	Investment		Investment	End	Total	Period (in	Portfolio	to Average	to Average Net
Ended	of Period	(Loss)	(Losses)	Operations	Income		Transactions	of Period	Return(c)	thousands)	Turnover(d)	Net Assets	Assets
JNL/Mellon Capital Dow 10 Fund
Class A
06/30/2013	$13.14	$0.20	$2.45	$2.65	$—		$—	$15.79	20.17%	$544,343	42%	0.67%	2.77%
12/31/2012	11.81	0.40	0.93	1.33	—		—	13.14	11.26	462,793	30	0.67	3.11
12/31/2011	10.01	0.35	1.45	1.80	—		—	11.81	17.98	492,059	40	0.67	3.26
12/31/2010	8.03	0.29	1.69	1.98	—		—	10.01	24.66	376,744	60	0.67	3.35
12/31/2009	6.93	0.29	0.81	1.10	—		—	8.03	15.87	338,067	45	0.68	4.37
12/31/2008	12.84	0.43	(6.34)	(5.91)	—		—	6.93	(46.03)	335,802	24	0.67	4.24
JNL/Mellon Capital S&P 10 Fund
Class A
06/30/2013	11.07	0.05	1.14	1.19	—		—	12.26	10.75	251,786	95	0.67	0.89
12/31/2012	9.25	0.20	1.62	1.82	—		—	11.07	19.68	264,813	123	0.67	1.84
12/31/2011	10.94	0.09	(1.78)	(1.69)	—		—	9.25	(15.45)	205,887	109	0.67	0.88
12/31/2010	9.82	0.10	1.02	1.12	—		—	10.94	11.41	289,648	114	0.67	1.01
12/31/2009	8.20	0.15	1.47	1.62	—		—	9.82	19.76	320,377	98	0.67	1.84
12/31/2008	16.28	0.10	(8.18)	(8.08)	—		—	8.20	(49.63)	319,682	109	0.67	0.74
JNL/Mellon Capital Global 15 Fund
Class A
06/30/2013	19.10	0.66	0.01	0.67	—		—	19.77	3.61 (f)	407,242	46	0.70	6.60
12/31/2012	15.54	0.71	2.85	3.56	—		—	19.10	22.91	419,766	53	0.70	4.13
12/31/2011	16.94	0.67	(2.07)	(1.40)	—		—	15.54	(8.26)	400,363	45	0.70	4.02
12/31/2010	14.77	0.57	1.60	2.17	—		—	16.94	14.69	522,900	63	0.70	3.81
12/31/2009	11.27	0.54	2.96	3.50	—		—	14.77	31.06	571,353	64	0.71	4.39
12/31/2008	21.89	0.75	(11.37)	(10.62)	—		—	11.27	(48.52)	523,669	66	0.70	4.32
JNL/Mellon Capital Nasdaq 25 Fund
Class A
06/30/2013	13.84	0.01	2.08	2.09	—		—	15.93	15.10	467,014	65	0.68	0.14
12/31/2012	11.67	0.15	2.15	2.30	(0.03)		(0.10)	13.84	19.66	419,999	78	0.69	1.15
12/31/2011	11.50	0.04	0.19	0.23	(0.06)		—	11.67	1.98	286,871	71	0.69	0.33
12/31/2010	9.83	0.10	1.59	1.69	(0.02)		—	11.50	17.20	209,278	67	0.70	0.95
12/31/2009	7.33	0.04	2.46	2.50	—		—	9.83	34.11	118,145	19	0.72	0.46
12/31/2008	13.42	(0.01)	(5.58)	(5.59)	(0.00	)(e)	(0.50)	7.33	(41.51)	55,091	87	0.75	(0.07)
Class B
06/30/2013	10.60	0.02	1.60	1.62	—		—	12.22	15.28	457	65	0.48	0.35
12/31/2012	8.97	0.15	1.63	1.78	(0.05)		(0.10)	10.60	19.75	347	78	0.49	1.49
12/31/2011	8.84	0.04	0.16	0.20	(0.07)		—	8.97	2.27	156	71	0.49	0.49
12/31/2010	7.55	0.09	1.23	1.32	(0.03)		—	8.84	17.48	139	67	0.50	1.15
12/31/2009	5.62	0.04	1.89	1.93	—		—	7.55	34.34	94	19	0.52	0.70
12/31/2008	10.52	0.01	(4.38)	(4.37)	(0.03)		(0.50)	5.62	(41.41)	68	87	0.55	0.14
JNL/Mellon Capital Value Line 30 Fund
Class A
06/30/2013	11.04	0.04	1.16	1.20	—		—	12.24	10.87	709,380	99	0.73	0.63
12/31/2012	10.12	0.21	0.72	0.93	(0.01)		—	11.04	9.16	680,423	106	0.74	1.96
12/31/2011	13.14	0.01	(3.03)	(3.02)	—		—	10.12	(22.98)	722,540	107	0.74	0.06
12/31/2010	10.79	(0.01)	2.43	2.42	(0.07)		—	13.14	22.45	816,198	100	0.79	(0.06)
12/31/2009	9.44	0.08	1.28	1.36	(0.01)		—	10.79	14.44	629,223	24	0.80	0.80
12/31/2008	18.77	0.01	(8.91)	(8.90)	(0.05)		(0.38)	9.44	(47.36)	553,390	88	0.79	0.09
Class B
06/30/2013	5.56	0.02	0.60	0.62	—		—	6.18	11.15	203	99	0.53	0.83
12/31/2012	5.12	0.12	0.35	0.47	(0.03)		—	5.56	9.25	193	106	0.54	2.16
12/31/2011	6.64	0.01	(1.53)	(1.52)	—		—	5.12	(22.89)	178	107	0.54	0.21
12/31/2010	5.48	0.01	1.24	1.25	(0.09)		—	6.64	22.82	260	100	0.59	0.15
12/31/2009	4.83	0.05	0.64	0.69	(0.04)		—	5.48	14.37	108	24	0.60	1.08
12/31/2008	10.13	0.03	(4.87)	(4.84)	(0.08)		(0.38)	4.83	(47.63)	79	88	0.59	0.31

JNL Variable Fund LLC (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from				Supplemental Data				Ratios(b)
	Net Asset	Net	Net Realized				Net Realized	Net Asset			Net Assets,			Net Investment
	Value,	Investment	& Unrealized	Total from	Net		Gains on	Value,			End of		Net Expenses	Income (Loss)
Period	Beginning	Income	Gains	Investment	Investment		Investment	End	Total		Period (in	Portfolio	to Average	to Average Net
Ended	of Period	(Loss)	(Losses)	Operations	Income		Transactions	of Period	Return(c)		thousands)	Turnover(d)	Net Assets	Assets
JNL/Mellon Capital Dow Dividend Fund
Class A
06/30/2013	$7.40	$0.13	$0.94	$1.07	$—		$—	$8.47	14.59	(f)%	$464,564	58%	0.67%	3.30%
12/31/2012	6.83	0.26	0.52	0.78	(0.21)		—	7.40	11.49		386,846	65	0.67	3.58
12/31/2011	6.65	0.26	0.12	0.38	(0.20)		—	6.83	5.77		318,594	64	0.67	3.83
12/31/2010	6.10	0.23	0.50	0.73	(0.18)		—	6.65	12.05		271,225	90	0.68	3.58
12/31/2009	5.40	0.19	0.89	1.08	(0.38)		—	6.10	20.03		244,605	18	0.68	3.66
12/31/2008	10.79	0.39	(5.71)	(5.32)	(0.04)		(0.03)	5.40	(49.27)		197,854	87	0.68	4.67
Class B
06/30/2013	6.29	0.12	0.80	0.92	—		—	7.21	14.79	(f)	275	58	0.47	3.49
12/31/2012	5.84	0.23	0.44	0.67	(0.22)		—	6.29	11.57		240	65	0.47	3.76
12/31/2011	5.71	0.23	0.11	0.34	(0.21)		—	5.84	6.05		196	64	0.47	4.03
12/31/2010	5.26	0.20	0.44	0.64	(0.19)		—	5.71	12.27		134	90	0.48	3.70
12/31/2009	4.70	0.17	0.79	0.96	(0.40)		—	5.26	20.39		155	18	0.48	3.73
12/31/2008	9.46	0.35	(5.02)	(4.67)	(0.06)		(0.03)	4.70	(49.31)		86	87	0.48	4.92
JNL/Mellon Capital S&P 24 Fund
Class A
06/30/2013	10.85	0.03	1.57	1.60	—		—	12.45	14.75		646,146	84	0.66	0.44
12/31/2012	10.60	0.16	1.06	1.22	(0.05)		(0.92)	10.85	11.53		580,127	98	0.66	1.42
12/31/2011	10.15	0.07	0.43	0.50	(0.05)		—	10.60	4.91		535,213	85	0.65	0.65
12/31/2010	8.72	0.10	1.35	1.45	(0.02)		—	10.15	16.70		367,430	56	0.66	1.16
12/31/2009	7.36	0.13	1.25	1.38	(0.02)		—	8.72	18.70		138,638	27	0.70	1.61
12/31/2008	11.08	0.09	(3.72)	(3.63)	—		(0.09)	7.36	(32.73)		32,072	117	0.74	0.93
Class B
06/30/2013	9.63	0.03	1.40	1.43	—		—	11.06	14.85		444	84	0.46	0.65
12/31/2012	9.50	0.17	0.95	1.12	(0.07)		(0.92)	9.63	11.81		372	98	0.46	1.62
12/31/2011	9.09	0.08	0.39	0.47	(0.06)		—	9.50	5.14		316	85	0.45	0.84
12/31/2010	7.81	0.11	1.20	1.31	(0.03)		—	9.09	16.76		173	56	0.46	1.33
12/31/2009	6.57	0.12	1.14	1.26	(0.02)		—	7.81	19.18		110	27	0.50	1.81
12/31/2008	9.89	0.09	(3.32)	(3.23)	—		(0.09)	6.57	(32.63)		80	117	0.54	1.10
JNL/Mellon Capital S&P SMid 60 Fund
Class A
06/30/2013	10.43	0.05	1.59	1.64	—		—	12.07	15.72		572,059	67	0.66	0.80
12/31/2012	9.93	0.21	1.14	1.35	(0.09)		(0.76)	10.43	13.85		479,241	90	0.66	1.96
12/31/2011	11.33	0.11	(0.98)	(0.87)	(0.08)		(0.45)	9.93	(7.72)		481,692	71	0.65	1.04
12/31/2010	9.39	0.14	1.81	1.95	(0.01)		—	11.33	20.76		377,694	75	0.66	1.38
12/31/2009	5.85	0.03	3.57	3.60	(0.06)		—	9.39	61.59		196,309	40	0.69	0.33
12/31/2008	8.66	0.20	(2.84)	(2.64)	(0.00	)(e)	(0.17)	5.85	(30.22)		45,155	152	0.73	2.74
Class B
06/30/2013	10.33	0.05	1.59	1.64	—		—	11.97	15.88		562	67	0.46	0.95
12/31/2012	9.85	0.32	1.03	1.35	(0.11)		(0.76)	10.33	13.96		481	90	0.46	3.03
12/31/2011	11.22	0.12	(0.95)	(0.83)	(0.09)		(0.45)	9.85	(7.42)		203	71	0.45	1.12
12/31/2010	9.30	0.15	1.78	1.93	(0.01)		—	11.22	20.81		329	75	0.46	1.57
12/31/2009	5.79	0.04	3.54	3.58	(0.07)		—	9.30	61.79		188	40	0.49	0.57
12/31/2008	8.56	0.21	(2.81)	(2.60)	(0.00	)(e)	(0.17)	5.79	(30.10)		65	152	0.53	2.86
JNL/Mellon Capital NYSE International 25 Fund
Class A
06/30/2013	5.85	0.07	(0.01)	0.06	—		—	5.91	1.20	(f)	64,239	52	0.81	2.41
12/31/2012	5.45	0.19	0.43	0.62	(0.22)		—	5.85	11.69		77,430	78	0.78	3.41
12/31/2011	7.36	0.20	(1.95)	(1.75)	(0.16)		—	5.45	(23.86)		71,733	84	0.77	2.84
12/31/2010	7.35	0.16	0.00	0.16	(0.15)		—	7.36	2.26		101,350	64	0.77	2.21
12/31/2009	5.65	0.19	1.82	2.01	(0.31)		—	7.35	35.56		85,158	43	0.78	2.92
12/31/2008	11.30	0.40	(5.60)	(5.20)	(0.00	)(e)	(0.45)	5.65	(45.79)		54,050	71	0.80	4.47
Class B
06/30/2013	5.75	0.08	(0.02)	0.06	—		—	5.81	1.22	(f)	125	52	0.61	2.70
12/31/2012	5.36	0.20	0.43	0.63	(0.24)		—	5.75	12.02		126	78	0.58	3.59
12/31/2011	7.24	0.22	(1.92)	(1.70)	(0.18)		—	5.36	(23.64)		114	84	0.57	3.13
12/31/2010	7.23	0.17	0.00	0.17	(0.16)		—	7.24	2.45		138	64	0.57	2.38
12/31/2009	5.57	0.20	1.78	1.98	(0.32)		—	7.23	35.60		139	43	0.58	3.14
12/31/2008	11.12	0.42	(5.52)	(5.10)	(0.00	)(e)	(0.45)	5.57	(45.62)		111	71	0.60	4.76

JNL Variable Fund LLC (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from				Supplemental Data				Ratios(b)
	Net Asset	Net	Net Realized				Net Realized	Net Asset			Net Assets,			Net Investment
	Value,	Investment	& Unrealized	Total from	Net		Gains on	Value,			End of		Net Expenses	Income (Loss)
Period	Beginning	Income	Gains	Investment	Investment		Investment	End	Total		Period (in	Portfolio	to Average	to Average Net
Ended	of Period	(Loss)	(Losses)	Operations	Income		Transactions	of Period	Return(c)		thousands)	Turnover(d)	Net Assets	Assets
JNL/Mellon Capital 25 Fund
Class A
06/30/2013	$15.21	$0.23	$1.52	$1.75	$—		$—	$16.96	11.57	(f)%	$823,732	86%	0.64%	2.72%
12/31/2012	13.26	0.50	1.83	2.33	(0.31)		(0.07)	15.21	17.70		677,199	84	0.64	3.50
12/31/2011	12.50	0.33	0.78	1.11	(0.35)		—	13.26	8.87		588,267	100	0.64	2.48
12/31/2010	10.40	0.36	2.01	2.37	(0.27)		—	12.50	22.85		544,590	109	0.65	3.11
12/31/2009	7.07	0.28	3.46	3.74	(0.41)		—	10.40	52.94		409,737	67	0.65	3.43
12/31/2008	13.25	0.35	(5.06)	(4.71)	(0.41)		(1.06)	7.07	(35.23)		343,607	80	0.65	3.04
Class B
06/30/2013	15.34	0.24	1.54	1.78	—		—	17.12	11.67	(f)	563	86	0.44	2.87
12/31/2012	13.37	0.54	1.84	2.38	(0.34)		(0.07)	15.34	17.90		562	84	0.44	3.71
12/31/2011	12.59	0.35	0.80	1.15	(0.37)		—	13.37	9.15		501	100	0.44	2.66
12/31/2010	10.46	0.39	2.03	2.42	(0.29)		—	12.59	23.16		423	109	0.45	3.30
12/31/2009	7.11	0.30	3.49	3.79	(0.44)		—	10.46	53.31		253	67	0.45	3.62
12/31/2008	13.36	0.37	(5.11)	(4.74)	(0.45)		(1.06)	7.11	(35.17)		151	80	0.45	3.23
JNL/Mellon Capital Select Small-Cap Fund
Class A
06/30/2013	12.87	0.02	1.66	1.68	—		—	14.55	13.29	(f)	263,513	89	0.65	0.35
12/31/2012	11.12	0.18	1.59	1.77	(0.02)		—	12.87	15.90		259,725	96	0.65	1.42
12/31/2011	11.09	0.03	0.12	0.15	(0.12)		—	11.12	1.36		246,853	92	0.65	0.25
12/31/2010	9.67	0.09	1.38	1.47	(0.05)		—	11.09	15.23		287,058	95	0.65	0.97
12/31/2009	9.30	0.05	0.40	0.45	(0.08)		—	9.67	4.89		337,393	91	0.65	0.55
12/31/2008	19.17	0.10	(7.95)	(7.85)	(0.05)		(1.97)	9.30	(40.06)		308,084	115	0.65	0.58
Class B
06/30/2013	12.85	0.04	1.66	1.70	—		—	14.55	13.46	(f)	135	89	0.45	0.55
12/31/2012	11.10	0.20	1.59	1.79	(0.04)		—	12.85	16.17		122	96	0.45	1.62
12/31/2011	11.07	0.05	0.13	0.18	(0.15)		—	11.10	1.59		105	92	0.45	0.45
12/31/2010	9.66	0.12	1.36	1.48	(0.07)		—	11.07	15.38		110	95	0.45	1.21
12/31/2009	9.30	0.07	0.40	0.47	(0.11)		—	9.66	5.10		100	91	0.45	0.78
12/31/2008	19.22	0.13	(7.97)	(7.84)	(0.11)		(1.97)	9.30	(39.91)		72	115	0.45	0.74
JNL/Mellon Capital JNL 5 Fund
Class A
06/30/2013	9.43	0.13	1.10	1.23	—		—	10.66	13.15	(f)	3,264,318	56	0.64	2.48
12/31/2012	8.23	0.25	1.23	1.48	(0.28)		—	9.43	18.04		3,115,051	67	0.64	2.76
12/31/2011	8.70	0.24	(0.42)	(0.18)	(0.29)		—	8.23	(2.07)		3,037,863	64	0.64	2.78
12/31/2010	7.58	0.24	1.05	1.29	(0.17)		—	8.70	17.11		3,545,906	90	0.64	3.11
12/31/2009	6.33	0.15	1.35	1.50	(0.25)		—	7.58	23.74		3,504,852	28	0.64	2.32
12/31/2008	14.24	0.30	(6.40)	(6.10)	(0.27)		(1.54)	6.33	(42.39)		3,049,435	74	0.64	2.59
Class B
06/30/2013	9.45	0.14	1.10	1.24	—		—	10.69	13.23	(f)	9,471	56	0.44	2.69
12/31/2012	8.25	0.27	1.23	1.50	(0.30)		—	9.45	18.25		8,868	67	0.44	2.97
12/31/2011	8.72	0.26	(0.42)	(0.16)	(0.31)		—	8.25	(1.85)		7,978	64	0.44	2.98
12/31/2010	7.60	0.26	1.05	1.31	(0.19)		—	8.72	17.27		9,381	90	0.44	3.31
12/31/2009	6.34	0.16	1.37	1.53	(0.27)		—	7.60	24.19		8,863	28	0.44	2.51
12/31/2008	14.29	0.32	(6.44)	(6.12)	(0.29)		(1.54)	6.34	(42.35)		7,172	74	0.44	2.81
JNL/Mellon Capital JNL Optimized 5 Fund
Class A
06/30/2013	8.72	0.14	0.60	0.74	—		—	9.46	8.49		379,345	65	0.69	3.05
12/31/2012	7.85	0.26	0.86	1.12	(0.25)		—	8.72	14.31		372,864	68	0.68	3.12
12/31/2011	8.89	0.22	(1.09)	(0.87)	(0.17)		—	7.85	(9.84)		356,585	77	0.68	2.46
12/31/2010	7.97	0.17	0.92	1.09	(0.17)		—	8.89	13.67		497,065	95	0.69	2.13
12/31/2009	5.92	0.12	2.11	2.23	(0.18)		—	7.97	37.72		458,245	19	0.70	1.73
12/31/2008	11.99	0.23	(5.77)	(5.54)	(0.00	)(e)	(0.53)	5.92	(46.08)		316,910	72	0.70	2.48
Class B
06/30/2013	8.67	0.15	0.60	0.75	—		—	9.42	8.65		1,115	65	0.49	3.28
12/31/2012	7.81	0.28	0.85	1.13	(0.27)		—	8.67	14.52		1,045	68	0.48	3.33
12/31/2011	8.86	0.23	(1.09)	(0.86)	(0.19)		—	7.81	(9.77)		836	77	0.48	2.68
12/31/2010	7.93	0.19	0.92	1.11	(0.18)		—	8.86	14.04		1,048	95	0.49	2.32
12/31/2009	5.89	0.13	2.11	2.24	(0.20)		—	7.93	38.00		953	19	0.50	1.91
12/31/2008	11.91	0.24	(5.73)	(5.49)	(0.00	)(e)	(0.53)	5.89	(45.97)		648	72	0.50	2.60

JNL Variable Fund LLC (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from			Supplemental Data				Ratios(b)
	Net Asset	Net	Net Realized			Net Realized	Net Asset			Net Assets,			Net Investment
	Value,	Investment	& Unrealized	Total from	Net	Gains on	Value,			End of		Net Expenses	Income (Loss)
Period	Beginning	Income	Gains	Investment	Investment	Investment	End	Total		Period (in	Portfolio	to Average	to Average Net
Ended	of Period	(Loss)	(Losses)	Operations	Income	Transactions	of Period	Return(c)		thousands)	Turnover(d)	Net Assets	Assets
JNL/Mellon Capital VIP Fund
Class A
06/30/2013	$7.27	$0.08	$0.79	$0.87	$—	$—	$8.14	12.10	(f)%	$250,456	68%	0.68%	2.02%
12/31/2012	6.62	0.17	0.63	0.80	(0.15)	—	7.27	12.14		244,048	74	0.68	2.37
12/31/2011	6.97	0.13	(0.38)	(0.25)	(0.10)	—	6.62	(3.66)		256,342	79	0.68	1.83
12/31/2010	6.18	0.11	0.83	0.94	(0.15)	—	6.97	15.32		297,498	101	0.69	1.73
12/31/2009	5.06	0.09	1.12	1.21	(0.09)	—	6.18	23.95		330,358	18	0.69	1.81
12/31/2008	14.55	0.16	(6.51)	(6.35)	(0.18)	(2.96)	5.06	(42.83)		250,184	79	0.69	1.39
Class B
06/30/2013	7.28	0.09	0.79	0.88	—	—	8.16	12.23	(f)	994	68	0.48	2.23
12/31/2012	6.63	0.18	0.64	0.82	(0.17)	—	7.28	12.38		934	74	0.48	2.58
12/31/2011	6.98	0.14	(0.38)	(0.24)	(0.11)	—	6.63	(3.45)		870	79	0.48	2.03
12/31/2010	6.20	0.12	0.83	0.95	(0.17)	—	6.98	15.31		979	101	0.49	1.95
12/31/2009	5.07	0.11	1.12	1.23	(0.10)	—	6.20	24.37		845	18	0.49	2.03
12/31/2008	14.59	0.18	(6.53)	(6.35)	(0.21)	(2.96)	5.07	(42.70)		695	79	0.49	1.60
JNL/Mellon Capital Communications Sector Fund
Class A
06/30/2013	3.84	0.07	0.35	0.42	—	—	4.26	10.94		115,768	31	0.70	3.21
12/31/2012	3.26	0.12	0.54	0.66	(0.08)	—	3.84	20.34		102,731	59	0.70	3.31
12/31/2011	3.47	0.12	(0.23)	(0.11)	(0.10)	—	3.26	(3.19)		59,255	42	0.71	3.45
12/31/2010	2.89	0.11	0.54	0.65	(0.07)	—	3.47	22.53		63,680	50	0.72	3.70
12/31/2009	2.39	0.11	0.50	0.61	(0.11)	—	2.89	25.59		40,864	31	0.72	4.17
12/31/2008	5.78	0.16	(2.49)	(2.33)	(0.24)	(0.82)	2.39	(39.64)		28,835	53	0.76	3.51
Class B
06/30/2013	3.67	0.07	0.34	0.41	—	—	4.08	11.17		103	31	0.50	3.42
12/31/2012	3.11	0.13	0.52	0.65	(0.09)	—	3.67	20.83		94	59	0.50	3.75
12/31/2011	3.32	0.12	(0.23)	(0.11)	(0.10)	—	3.11	(3.18)		107	42	0.51	3.73
12/31/2010	2.77	0.11	0.51	0.62	(0.07)	—	3.32	22.55		153	50	0.52	3.84
12/31/2009	2.29	0.11	0.49	0.60	(0.12)	—	2.77	26.12		110	31	0.52	4.34
12/31/2008	5.66	0.15	(2.43)	(2.28)	(0.27)	(0.82)	2.29	(39.64)		72	53	0.56	3.36
JNL/Mellon Capital Consumer Brands Sector Fund
Class A
06/30/2013	12.58	0.05	2.26	2.31	—	—	14.89	18.36		348,461	6	0.67	0.68
12/31/2012	10.53	0.19	2.28	2.47	(0.05)	(0.37)	12.58	23.47		228,728	29	0.68	1.53
12/31/2011	9.93	0.10	0.55	0.65	(0.05)	—	10.53	6.53		112,726	36	0.70	0.99
12/31/2010	8.12	0.08	1.77	1.85	(0.04)	—	9.93	22.76		78,065	30	0.71	0.91
12/31/2009	6.13	0.07	1.96	2.03	(0.04)	—	8.12	33.14		34,896	27	0.72	1.08
12/31/2008	11.05	0.08	(3.60)	(3.52)	(0.03)	(1.37)	6.13	(31.29)		23,446	56	0.75	0.84
Class B
06/30/2013	12.72	0.06	2.29	2.35	—	—	15.07	18.47		400	6	0.47	0.86
12/31/2012	10.63	0.20	2.32	2.52	(0.06)	(0.37)	12.72	23.72		268	29	0.48	1.67
12/31/2011	10.01	0.12	0.56	0.68	(0.06)	—	10.63	6.79		166	36	0.50	1.16
12/31/2010	8.18	0.09	1.78	1.87	(0.04)	—	10.01	22.92		150	30	0.51	1.08
12/31/2009	6.17	0.09	1.97	2.06	(0.05)	—	8.18	33.41		109	27	0.52	1.31
12/31/2008	11.12	0.09	(3.62)	(3.53)	(0.05)	(1.37)	6.17	(31.20)		86	56	0.55	0.99
JNL/Mellon Capital Financial Sector Fund
Class A
06/30/2013	7.76	0.06	1.35	1.41	—	—	9.17	18.17		358,706	7	0.67	1.45
12/31/2012	6.21	0.11	1.51	1.62	(0.07)	—	7.76	26.12		236,065	32	0.68	1.54
12/31/2011	7.19	0.08	(1.01)	(0.93)	(0.05)	—	6.21	(12.89)		160,983	31	0.68	1.23
12/31/2010	6.41	0.06	0.80	0.86	(0.08)	—	7.19	13.49		182,141	24	0.69	0.86
12/31/2009	5.48	0.10	0.92	1.02	(0.09)	—	6.41	18.62		147,124	22	0.70	1.79
12/31/2008	12.38	0.24	(6.56)	(6.32)	(0.11)	(0.47)	5.48	(50.64)		75,650	32	0.73	2.71
Class B
06/30/2013	7.75	0.07	1.34	1.41	—	—	9.16	18.19		333	7	0.47	1.64
12/31/2012	6.19	0.12	1.52	1.64	(0.08)	—	7.75	26.56		289	32	0.48	1.74
12/31/2011	7.17	0.10	(1.01)	(0.91)	(0.07)	—	6.19	(12.76)		225	31	0.48	1.43
12/31/2010	6.39	0.07	0.80	0.87	(0.09)	—	7.17	13.68		247	24	0.49	1.05
12/31/2009	5.46	0.11	0.92	1.03	(0.10)	—	6.39	18.80		236	22	0.50	2.05
12/31/2008	12.34	0.26	(6.55)	(6.29)	(0.12)	(0.47)	5.46	(50.54)		141	32	0.53	2.79

JNL Variable Fund LLC (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
	Net Asset	Net	Net Realized				Net Realized	Net Asset		Net Assets,			Net Investment
	Value,	Investment	& Unrealized	Total from	Net		Gains on	Value,		End of		Net Expenses	Income (Loss)
Period	Beginning	Income	Gains	Investment	Investment		Investment	End	Total	Period (in	Portfolio	to Average	to Average Net
Ended	of Period	(Loss)	(Losses)	Operations	Income		Transactions	of Period	Return(c)	thousands)	Turnover(d)	Net Assets	Assets
JNL/Mellon Capital Healthcare Sector Fund
Class A
06/30/2013	$14.61	$0.10	$2.91	$3.01	$—		$—	$17.62	20.60%	$710,321	4%	0.66%	1.21%
12/31/2012	12.48	0.22	2.09	2.31	(0.11)		(0.07)	14.61	18.47	432,499	13	0.67	1.57
12/31/2011	11.35	0.17	1.06	1.23	(0.10)		—	12.48	10.88	271,364	27	0.68	1.40
12/31/2010	11.04	0.15	0.28	0.43	(0.12)		—	11.35	3.88	170,516	17	0.69	1.31
12/31/2009	9.53	0.13	1.87	2.00	(0.13)		(0.36)	11.04	20.97	160,212	29	0.70	1.37
12/31/2008	13.34	0.15	(3.29)	(3.14)	(0.09)		(0.58)	9.53	(23.20)	127,267	41	0.70	1.31
Class B
06/30/2013	14.62	0.12	2.90	3.02	—		—	17.64	20.66	662	4	0.46	1.41
12/31/2012	12.47	0.25	2.10	2.35	(0.13)		(0.07)	14.62	18.77	467	13	0.47	1.76
12/31/2011	11.33	0.19	1.07	1.26	(0.12)		—	12.47	11.13	302	27	0.48	1.59
12/31/2010	11.01	0.17	0.28	0.45	(0.13)		—	11.33	4.13	281	17	0.49	1.52
12/31/2009	9.51	0.15	1.86	2.01	(0.15)		(0.36)	11.01	21.12	247	29	0.50	1.56
12/31/2008	13.31	0.17	(3.28)	(3.11)	(0.11)		(0.58)	9.51	(23.05)	200	41	0.50	1.50
JNL/Mellon Capital Oil & Gas Sector Fund
Class A
06/30/2013	28.21	0.23	2.61	2.84	—		—	31.05	10.07	981,849	6	0.66	1.51
12/31/2012	27.43	0.40	0.79	1.19	(0.31)		(0.10)	28.21	4.35	889,620	14	0.66	1.44
12/31/2011	26.76	0.32	0.56	0.88	(0.21)		—	27.43	3.27	864,716	14	0.66	1.14
12/31/2010	22.67	0.28	4.04	4.32	(0.23)		—	26.76	19.11	656,024	14	0.67	1.26
12/31/2009	20.47	0.30	3.76	4.06	(0.20)		(1.66)	22.67	19.97	481,777	19	0.67	1.39
12/31/2008	36.83	0.27	(14.16)	(13.89)	(0.20)		(2.27)	20.47	(37.80)	340,494	39	0.67	0.81
Class B
06/30/2013	28.56	0.26	2.65	2.91	—		—	31.47	10.19	1,294	6	0.46	1.71
12/31/2012	27.77	0.47	0.78	1.25	(0.36)		(0.10)	28.56	4.53	1,153	14	0.46	1.64
12/31/2011	27.06	0.38	0.57	0.95	(0.24)		—	27.77	3.50	1,132	14	0.46	1.34
12/31/2010	22.90	0.33	4.10	4.43	(0.27)		—	27.06	19.37	1,082	14	0.47	1.45
12/31/2009	20.66	0.34	3.81	4.15	(0.25)		(1.66)	22.90	20.22	886	19	0.47	1.57
12/31/2008	37.17	0.34	(14.32)	(13.98)	(0.26)		(2.27)	20.66	(37.70)	721	39	0.47	1.06
JNL/Mellon Capital Technology Sector Fund
Class A
06/30/2013	7.39	0.04	0.30	0.34	—		—	7.73	4.60	459,796	5	0.67	1.03
12/31/2012	7.03	0.06	0.72	0.78	(0.02)		(0.40)	7.39	11.23	431,124	20	0.67	0.80
12/31/2011	7.22	0.03	(0.05)	(0.02)	(0.01)		(0.16)	7.03	(0.33)	336,473	26	0.67	0.36
12/31/2010	6.45	0.02	0.76	0.78	(0.01)		—	7.22	12.11	292,219	34	0.68	0.26
12/31/2009	3.94	0.02	2.49	2.51	(0.00	)(e)	—	6.45	63.82	246,091	25	0.69	0.31
12/31/2008	7.68	0.01	(3.35)	(3.34)	(0.00	)(e)	(0.40)	3.94	(43.42)	52,884	70	0.73	0.20
Class B
06/30/2013	7.48	0.05	0.30	0.35	—		—	7.83	4.68	344	5	0.47	1.23
12/31/2012	7.10	0.08	0.73	0.81	(0.03)		(0.40)	7.48	11.57	329	20	0.47	0.99
12/31/2011	7.29	0.04	(0.05)	(0.01)	(0.02)		(0.16)	7.10	(0.18)	305	26	0.47	0.54
12/31/2010	6.51	0.03	0.77	0.80	(0.02)		—	7.29	12.26	451	34	0.48	0.45
12/31/2009	3.97	0.03	2.52	2.55	(0.01)		—	6.51	64.21	404	25	0.49	0.55
12/31/2008	7.74	0.02	(3.38)	(3.36)	(0.01)		(0.40)	3.97	(43.31)	104	70	0.53	0.37

(a)	Calculated using the average shares method.
(b)	Annualized for periods less than one year.
(c)	Total return assumes reinvestment of all distributions for the period. Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(d)	Not annualized for periods of less than one year.
(e)	Amount represents less than $0.005.
(f)
Total return for the Fund includes class action settlement proceeds. The return for Class A and Class B, respectively, without the class action settlement proceeds was as follows: JNL/Mellon Capital Global 15 Fund - 3.51%; JNL/Mellon Capital Dow Dividend Fund - 14.46% and 14.63%; JNL/Mellon Capital NYSE International 25 Fund - 1.03% and 1.04%; JNL/Mellon Capital 25 Fund - 11.51% and 11.60%; JNL/Mellon Capital Select Small-Cap Fund - 13.05% and 13.23%; JNL/Mellon Capital JNL 5 Fund - 13.04% and 13.12%; JNL/Mellon Capital VIP Fund - 11.97% and 12.09%.

This Supplement is dated September 16, 2013.

Version 124789

Supplement Dated September 16, 2013
To The Summary Prospectus Dated April 29, 2013

JNL® Variable Fund LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that effective September 16, 2013, the following fund mergers will occur:

Acquired Fund (Investment Company)	Acquiring Fund (Investment Company)
JNL/Mellon Capital S&P® 10 Fund (JNLVF)	JNL/Mellon Capital S&P® 24 Fund (JNLVF)
JNL/Mellon Capital Select Small-Cap Fund (JNLVF)	JNL/Mellon Capital Small Cap Index Fund (JNLST)
JNL/Mellon Capital VIP (JNLVF)	JNL/Mellon Capital S&P 500 Index Fund (JNLST)
JNL/Mellon Capital DowSM Dividend Fund (JNLVF)	JNL/S&P Dividend Income & Growth Fund (JNLST)

As a result of the above mergers, please remove all references to the following funds:

     JNL/Mellon Capital S&P® 10 Fund
     JNL/Mellon Capital DowSM Dividend Fund
     JNL/Mellon Capital Select Small-Cap Fund
     JNL/Mellon Capital VIP Fund

In the summary prospectus for the JNL/Mellon Capital JNL 5 Fund, in the section entitled “Principal Investment Strategies,” please delete the second paragraph following the bullets in its entirety and replace it with the following:

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund or strategy described in the statutory prospectus.  Securities held by the foregoing strategies may not correspond exactly to the         similarly named Fund.

This Supplement is dated September 16, 2013.

(To be used with JMV7698 04/13, VC5869 04/13, JMV7697 04/13, VC5890 04/13, VC5890ML 04/13, VC4224 04/13, JMV8798 04/13, JMV9476 04/13, JMV5763ML 04/13, JMV9476ML 04/13, JMV5763WF 04/13, JMV9476WF 04/13, VC5995 04/13, JMV5765 04/13, JMV8037 04/13, JMV9476L 04/13, VC5825 04/13, VC5885 04/13, VC5884 04/13, JMV7698NY 04/13, NV5869 04/13, JMV7697NY 04/13, NV5890 04/13, NV4224 04/13, JMV9476NY 04/13, NV4224WF 04/13, JMV9476WFNY 04/13, JMV8037NY 04/13, JMV9476LNY 04/13, FVC4224FT 04/13, VC5526 04/13, VC3656 04/13, VC3657 04/13, VC3723 04/13, NV5526 04/13, NV3174 04/13, NV3174CE 04/13, NV3784 04/13, HR105 04/13, and VC2440 04/13.)

CMX11595 09/13

1

Version 3

Supplement Dated September 16, 2013
To The Summary Prospectus Dated April 29, 2013

JNL® Variable Fund LLC

Please note that the changes apply to your variable annuity product.

Please note that effective September 16, 2013, the following fund mergers will occur:

Acquired Fund (Investment Company)	Acquiring Fund (Investment Company)
JNL/Mellon Capital S&P® 10 Fund (JNLVF)	JNL/Mellon Capital S&P® 24 Fund (JNLVF)
JNL/Mellon Capital Select Small-Cap Fund (JNLVF)	JNL/Mellon Capital Small Cap Index Fund (JNLST)

As a result of the above mergers, please remove all references to the following funds:

JNL/Mellon Capital S&P® 10 Fund
JNL/Mellon Capital Select Small-Cap Fund

Please note that the JNL/Mellon Capital S&P® 24 Fund is now available as a direct investment option.

Please add the following Funds on the cover page and to the Table of Contents:

JNL/Mellon Capital S&P® 24 Fund

The following Fund should be added to the summary prospectus section entitled “Summary Overview of Each Fund”:

JNL/Mellon Capital S&P® 24 Fund
(formerly, JNL/Mellon Capital Management S&P® 24 Fund)
Class A

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/JNLVariableFundLLC.  You can also get this information at no cost by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 29, 2013, are incorporated by reference into (which means it legally is a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Fund is total return through capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.44%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.66%

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Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$67	$211	$368	$822

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	98%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of 24 companies that have the potential for capital appreciation.  To select the companies for the Fund, the Sub-Adviser selects the eight largest S&P economic sectors in the Standard & Poor’s 500 Composite Stock Price Index and then ranks the stocks in each of the eight sectors based on highest return on assets, highest buy back yield, and highest bullish indicator.  The Sub-Adviser then selects three companies from each of the right sectors.  The 24 companies are selected on each “Stock Selection Date.”  The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs, and for dividend reinvestment.  The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

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Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2010): 14.47%; Worst Quarter (ended 12/31/08): -21.87%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Fund (May 1, 2006)
JNL/Mellon Capital S&P® 24 Fund (Class A)	11.53%	1.74%	2.87%
S&P 500 Index	16.00%	1.66%	3.54%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Karen Q Wong	2004	Portfolio Manager
Richard A. Brown	2004	Portfolio Manager
Thomas Durante	2010	Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other

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intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

This Supplement is dated September 16, 2013.

(To be used with VC3652 04/13.)

JMV11596 09/13

4

Version 5

Supplement Dated September 16, 2013
To The Summary Prospectus Dated April 29, 2013

JNL® Variable Fund LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that effective September 16, 2013, the following fund mergers will occur:

Acquired Fund (Investment Company)	Acquiring Fund (Investment Company)
JNL/Mellon Capital Select Small-Cap Fund (JNLVF)	JNL/Mellon Capital Small Cap Index Fund (JNLST)
JNL/Mellon Capital VIP (JNLVF)	JNL/Mellon Capital S&P 500 Index Fund (JNLST)

As a result of the above mergers, please remove all references to the following funds:

JNL/Mellon Capital Select Small-Cap Fund
JNL/Mellon Capital VIP Fund

In the summary prospectus for the JNL/Mellon Capital JNL 5 Fund, in the section entitled “Principal Investment Strategies,” please delete the second paragraph following the bullets in its entirety and replace it with the following:

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund or strategy described in the statutory prospectus.  Securities held by the foregoing strategies may not correspond exactly to the similarly named Fund.

This Supplement is dated September 16, 2013.

(To be used with NV5825 04/13.)

NMU11597 09/13

1

Version 6

Supplement Dated September 16, 2013
To The Summary Prospectus Dated April 29, 2013

JNL® Variable Fund LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that effective September 16, 2013, the following fund mergers will occur:

Acquired Fund (Investment Company)	Acquiring Fund (Investment Company)
JNL/Mellon Capital Select Small-Cap Fund (JNLVF)	JNL/Mellon Capital Small Cap Index Fund (JNLST)
JNL/Mellon Capital VIP (JNLVF)	JNL/Mellon Capital S&P 500 Index Fund (JNLST)
JNL/Mellon Capital DowSM Dividend Fund (JNLVF)	JNL/S&P Dividend Income & Growth Fund (JNLST)

As a result of the above mergers, please remove all references to the following funds:

JNL/Mellon Capital DowSM Dividend Fund
JNL/Mellon Capital Select Small-Cap Fund
JNL/Mellon Capital VIP Fund

In the summary prospectus for the JNL/Mellon Capital JNL 5 Fund, in the section entitled “Principal Investment Strategies,” please delete the second paragraph following the bullets in its entirety and replace it with the following:

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund or strategy described in the statutory prospectus.  Securities held by the foregoing strategies may not correspond exactly to the similarly named Fund.

This Supplement is dated September 16, 2013.

(To be used with VC6016 04/13 and NV6016 09/13.)

CMV11598 09/13

1

SAI Supplement

Supplement Dated September 16, 2013
To The Statement of Additional Information
Dated April 29, 2013

JNL® Variable Fund LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please remove all references to the following funds:

JNL/Mellon Capital S&P® 10 Fund
JNL/Mellon Capital DowSM Dividend Fund
JNL/Mellon Capital Select Small-Cap Fund
JNL/Mellon Capital VIP Fund

On pages 24-25, in the section entitled “Managers and Officers of the JNL Variable Fund,” in the column entitled “Number of Portfolios in Fund Complex to be Overseen by Manager or Officer” please delete the information in that column, and replace it with 109.

On pages 32 through 34, please delete the section entitled “Principal Holders of the Funds’ Interests” in its entirety and replace it with the following:

As of August 20, 2013, the officers and Managers of the JNL Variable Fund, as a group, owned less than 1% of the then outstanding interests of each class of each Fund of the JNL Variable Fund.

Because the interests in the Funds of JNL Variable Fund have been sold only to a separate account of Jackson and Jackson National Life Insurance Company of NY (“Jackson NYSM”) to fund certain variable contracts (the “Contracts”) issued by Jackson and Jackson NY through its separate account and to other registered investment companies and certain investment companies managed by affiliates of the Adviser, Jackson and Jackson NY is the owner of record of all of the interests in the Funds.

As may be required by applicable law and interpretations of the staff of the SEC, Jackson will solicit voting instructions from owners of Contracts regarding matters submitted to interest holder vote, and will vote the interests held by its separate accounts in accord with the voting instructions received from Contract owners to whose Contracts such interests are attributable.  This is sometimes referred to as “pass through” voting.  Further, those interests held in the separate accounts for which no voting instructions are received from Contract owners, also will be voted by Jackson in the same proportions as those interests for which voting instructions are received from Contract owners.  This is sometimes referred to as “echo” voting.

As of August 20, 2013, the following persons beneficially owned more than 5% or more of the shares of the Fund(s) indicated below:

Fund	Name and Address	Percentage of Shares Owned
JNL/Mellon Capital Consumer Brands Sector Fund (Class B)
	Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	53.39%
JNL/Mellon Capital JNL 5 Fund (Class A)
	JNL/Mellon Capital 10 X 10 Fund 1 Corporate Way Lansing MI 48951	5.32%

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Fund	Name and Address	Percentage of Shares Owned
JNL/Mellon Capital Nasdaq 25 Fund (Class A)
JNL Institutional Alt 50 Fund 1 Corporate Way Lansing MI 48951	12.77%
JNL Institutional Alt 35 Fund 1 Corporate Way Lansing MI 48951	11.50%
JNL Institutional Alt 20 Fund 1 Corporate Way Lansing MI 48951	9.99%
JNL/Mellon Capital Nasdaq 25 Fund (Class B)
Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	30.10%
JNL/Mellon Capital S&P 24 Fund (Class A)
JNL Institutional Alt 50 Fund 1 Corporate Way Lansing MI 48951	30.64%
JNL Institutional Alt 35 Fund 1 Corporate Way Lansing MI 48951	27.17%
JNL Institutional Alt 20 Fund 1 Corporate Way Lansing MI 48951	24.43%
JNL/Mellon Capital S&P 24 Fund (Class B)
Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	28.06%
JNL/Mellon Capital S&P SMid 60 Fund (Class A)
JNL Institutional Alt 35 Fund 1 Corporate Way Lansing MI 48951	17.12%
JNL Institutional Alt 50 Fund 1 Corporate Way Lansing MI 48951	15.88%
JNL Institutional Alt 20 Fund 1 Corporate Way Lansing MI 48951	15.25%
JNL/Mellon Capital Value Line 30 Fund (Class A)
JNL Institutional Alt 50 Fund 1 Corporate Way Lansing MI 48951	14.99%
JNL Institutional Alt 35 Fund 1 Corporate Way Lansing MI 48951	13.88%
JNL Institutional Alt 20 Fund 1 Corporate Way Lansing MI 48951	13.35%

Persons who own Variable Contracts may be deemed to have an indirect beneficial interest in the Fund shares owned by the relevant separate accounts.  As noted above, Contract owners have the right to give instructions to the insurance company shareholders as to how to vote the Fund shares attributable to their Variable Contracts.  To the knowledge of management of the Fund, as of August 20, 2013, the following persons may be deemed to have an indirect beneficial interest totaling more than 25% of the voting securities of any Fund:

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Fund	Name and Address	Percentage of Shares Owned
JNL/Mellon Capital Select Small-Cap Fund (Class B)
	Jeffrey L. Durbin 12705 Machete Tr Austin, TX 78729	29.22%
JNL/Mellon Capital S&P 24 Fund (Class A)
	Richard J. Doviak 5155 Deeson Point Ct Lakeland, FL 33805	26.50%

On page 44, in the section entitled “Rule 12b-1 Plan,” please delete the third full paragraph in its entirety and replace it with the following:

Under the Rule 12b-1 Plan, each Fund will have the 12b-1 fee calculated and accrued daily and paid to JNLD within forty-five (45) days of the end of each fiscal quarter at a maximum annual rate of 0.20% of the average daily net assets attributable to the Class A interests of the Fund.  To the extent consistent with the Rule 12b-1 Plan and applicable law, JNLD may use the Rule 12b-1 fees to reimburse itself or compensate broker-dealers, administrators, or others for providing distribution, administrative or other services.  In no event shall such payments exceed JNLD's actual distribution and related service expenses for that quarter.

The types of services and expenses that may be reimbursed or compensated pursuant to the Rule 12b-1 Plan include, but are not limited to, the following:

This Supplement is dated September 16, 2013.

(To be used with V3670 04/13 and V3670PROXY 04/13.)

CMX11599 09/13

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